Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales
Products	$ 4,186.6	$ 3,638.6	$ 3,825.6
Services	609.3	455.4	499.0
Total net sales	4,795.9	4,094.0	4,324.6
Cost of sales
Products	3,360.1	2,848.3	2,921.7
Services	441.8	335.2	380.4
Total cost of sales	3,801.9	3,183.5	3,302.1
Operating expenses
Selling, general and administrative expenses	416.0	347.1	407.0
Depreciation and amortization	340.5	338.6	344.6
Depreciation and amortization	340.5	338.6	353.0
Restructuring, impairment and transaction-related charges	95.3	118.3	114.0
Total operating expenses	4,653.7	3,987.5	4,167.7
Operating income from continuing operations	142.2	106.5	156.9
Interest expense	85.5	84.0	108.0
Loss on debt extinguishment	0	0	34.0
Earnings from continuing operations before income taxes and equity in earnings (loss) of unconsolidated entities	56.7	22.5	14.9
Income tax expense (benefit)	23.3	(31.5)	26.0
Earnings (loss) from continuing operations before equity in earnings (loss) of unconsolidated entities	33.4	54.0	(11.1)
Equity in earnings (loss) of unconsolidated entities	(2.5)	2.3	3.1
Net earnings (loss) from continuing operations	30.9	56.3	(8.0)
Loss from discontinued operations, net of tax	0	(3.2)	(38.6)
Gain on disposal of discontinued operations, net of tax	0	34.0	0
Net earnings (loss)	30.9	87.1	(46.6)
Net (earnings) loss attributable to noncontrolling interests	1.6	0.3	(0.3)
Net earnings (loss) attributable to Quad/Graphics common shareholders	$ 32.5	$ 87.4	$ (46.9)
Basic:
Continuing operations (USD per share)	$ 0.67	$ 1.14	$ (0.18)
Discontinued operations (USD per share)	$ 0.00	$ 0.66	$ (0.82)
Earnings (loss) per share attributable to Quad/Graphics common shareholders	$ 0.67	$ 1.80	$ (1.00)
Diluted:
Continuing operations (USD per share)	$ 0.65	$ 1.13	$ (0.18)
Discontinued operations (USD per share)	$ 0.00	$ 0.65	$ (0.82)
Earnings (loss) per share attributable to Quad/Graphics common shareholders	$ 0.65	$ 1.78	$ (1.00)
Dividends declared per share (in usd per share)	$ 1.2	$ 3	$ 0.6
Weighted average number of common shares outstanding:
Basic (shares)	47.0	46.8	47.1
Diluted (shares)	48.0	47.2	47.1